Commitments and Contingencies - Joint Ventures (Detail) $ in Thousands	Sep. 30, 2017 USD ($)
Newbuildings
Long-term Purchase Commitment [Line Items]
Remainder of 2017	$ 377,000
2018	536,700
2019	252,100
Teekay LNG | BG Joint Venture | Newbuildings | Shipbuilding supervision and crew training services
Long-term Purchase Commitment [Line Items]
Secured financing	336,000
Capital Addition Purchase Commitments, Equity Method Investee
Long-term Purchase Commitment [Line Items]
Total	1,183,589
Remainder of 2017	110,937
2018	556,064
2019	318,683
2020	$ 197,905